Goodwill, Key assumptions (Details)		Oct. 31, 2019	Oct. 31, 2018
Goodwill [Abstract]
Long-term growth rate		1.00%	1.00%
Pre-tax discount rate	[1]	10.30%	9.70%
Medium term annual revenue growth rate by product group	[2]		0.00%
Post-tax discount rate		8.00%	7.80%
Bottom of Range [Member]
Goodwill [Abstract]
Medium term annual revenue growth rate by product group		2.00%
Top of Range [Member]
Goodwill [Abstract]
Medium term annual revenue growth rate by product group		2.10%

[1]	This equates to a Post-tax discount rate of 8.0% (2018: 7.8%).
[2]	Medium term annual revenue growth rate by product group was not a key assumption in 2018 and so has not been presented.